Financial assets and liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 1,804	$ 2,276
Tax incentives recoverable	1,271	2,363
Foreign withholding tax recoverable	471	471
U.S. Tax credits	0	1,473
Net investment in sublease	216	195
Interest receivables	11	18
Other recoverable taxes (Goods and services tax and value-added tax)	225	202
Trade and other receivables	$ 3,998	$ 6,998